LONG-TERM LOAN (Detail) $ in Thousands	May 31, 2020 USD ($)
Debt Disclosure [Abstract]
March 19, 2021	$ 10,000
September 12, 2021	24,750
September 12, 2022	30,250
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year	$ 65,000